Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities [abstract]
Schedule of Financial Liabilities

(CHF in millions)	6/30/2025	12/31/2024

Current lease liabilities	70.9	59.1
Customer refund liability returns	45.0	40.9
Other financial liabilities	7.8	10.4
Total other current financial liabilities at amortized cost	123.7	110.5
Other current financial liabilities at fair value through profit or loss	—	—
Other current financial liabilities	123.7	110.5

Non-current lease liabilities	426.9	288.5
Other non-current financial liabilities	0.7	1.7
Total other non-current financial liabilities at amortized cost	427.6	290.2
Total current and non-current financial liabilities	551.3	400.7

Schedule of Contractual Maturities
Contractual maturities of On’s undiscounted financial liabilities:

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	6/30/2025

Trade payables	160.7	—	—	—	160.7
Current lease liabilities	21.9	68.6	—	—	90.4
Other financial liabilities	37.3	15.5	—	—	52.8
Other current financial liabilities	59.2	84.1	—	—	143.2
Non-current lease liabilities	—	—	285.0	217.8	502.8
Other non-current financial liabilities	—	—	0.7		0.7
Other non-current financial liabilities	—	—	285.7	217.8	503.5

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2024

Trade payables	166.5	—	—	—	166.5
Current lease liabilities	19.1	25.1	—	—	44.2
Other financial liabilities	36.5	14.8	—	—	51.3
Other current financial liabilities	55.7	39.8	—	—	95.5
Non-current lease liabilities	—	—	211.4	123.7	335.1
Other non-current financial liabilities	—	—	1.7	—	1.7
Other non-current financial liabilities	—	—	213.1	123.7	336.8

Schedule of Assets Pledged in Relation to Credit Facility	The following assets have been pledged in relation to the credit facility:

(CHF in millions)	6/30/2025	12/31/2024

Trade receivables	277.2	280.8
Inventory	280.0	211.7
Assets pledged	557.3	492.5